Note 10 - Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

9. Stockholders’ Equity

We have 501,000,000 shares of capital stock authorized under our certificate of incorporation, consisting of 500,000,000 shares of common stock and 1,000,000 shares of preferred stock. As of September 30, 2013, we have authorized (i) 2,000 shares of Series A Convertible Preferred Stock, par value $0.001, all of which have been converted or cancelled and none of which remain outstanding, (ii) 4,000 shares of Series B 4% Convertible Preferred Stock, par value $0.001, of which 823 shares remain outstanding, (iii) 1,175 shares of our Series C 8% Convertible Preferred Stock, par value $0.001, of which 97 shares remain outstanding, and (iv) 1,150 shares of our Series D 8% Convertible Preferred Stock, par value $0.001, of which 950 shares remain outstanding.

On March 30, 2012, we entered into an amendment to the outstanding Series K warrants which removed the provision for any future price adjustment to the exercise price. See Note 12 for a discussion on the accounting treatment of these warrants.

Pursuant to the Lightway Supply Agreement, on March 30, 2012, we issued 1,900,000 shares of our common stock to Lightway. The shares were issued at $0.55 per share based on the latest closing sale price on the date of issuance. The issuance of the common stock, valued at $1,045,000, increased equity and reduced accounts payable by an equal amount.

10. Stockholders’ Equity

We were incorporated in 2001 and elected at that time to be taxed as an S corporation. During June 2006, we reincorporated in the State of Delaware and became a C corporation. On August 11, 2006, we entered into a reverse merger transaction with Fairview as discussed in Note 1. Pursuant to the Merger, the stockholders of Westinghouse Solar received one share of Fairview common stock for each issued and outstanding share of Westinghouse Solar common stock. Westinghouse Solar’s common shares were also adjusted from $0.01 par value to $0.001 par value at the time of the Merger. Since the stockholders of Westinghouse Solar owned a majority of the outstanding shares of Fairview common stock immediately following the Merger, and the management and board of Westinghouse Solar became the management and board of Fairview immediately following the Merger, the Merger is being accounted for as a reverse merger transaction and Westinghouse Solar was deemed to be the acquirer. The assets, liabilities and the historical operations prior to the Merger are those of Westinghouse Solar. Subsequent to the Merger, the consolidated financial statements include the assets, and the historical operations of Westinghouse Solar and Fairview from the closing date of the Merger.

We have 101,000,000 shares of capital stock authorized under our certificate of incorporation, consisting of 100,000,000 shares of common stock and 1,000,000 shares of preferred stock. As of December 31, 2012, we have authorized (i) 2,000 shares of Series A Convertible Preferred Stock, par value $0.001, all of which have been converted or cancelled and none of which remain outstanding, (ii) 4,000 shares of Series B 4% Convertible Preferred Stock, par value $0.001, of which 2,242.686 shares remain outstanding and (iii) 1,175 shares of our Series C 8% Convertible Preferred Stock, par value $0.001, of which 800 shares remain outstanding. See “Subsequent Events” for a discussion of the sale of our Series C and Series D Convertible Redeemable Preferred Stock.

On February 17, 2011, we entered into a securities purchase agreement with certain institutional accredited investors relating to the sale of 4,000 units at a price of $900 per unit. See “Convertible Redeemable Preferred Stock and Preferred Deemed Dividend” for a discussion of the sale of units.

On March 25, 2011, we entered into a Supply Agreement (the “Lightway Supply Agreement”) with Light Way Green New Energy Co., Ltd (Lightway). Lightway is a vertically integrated manufacturer of polycrystalline silicon wafers, solar cells and solar modules. Lightway is a supplier for our proprietary Westinghouse solar panels. In consideration of the new contract manufacturing arrangement, we agreed to issue to Lightway shares of our common stock with a market value of $520,000, based on the closing share price of our common stock on the date of the first shipment of products by Lightway. On July 31, 2011, in conjunction with their first shipment, we issued Lightway 361,111 unvested shares of our common stock. The shares vested ratably on a monthly basis over a one year period beginning August 31, 2011 and, as of September 30, 2012, all shares have vested.

On August 16, 2011, we entered into a securities purchase agreement with an institutional accredited investor relating to the sale of 990,099 shares of common stock at a price of $1.01 per share, along with the sale of Series L Warrants to purchase up to 643,564 shares of common stock (65% of the number of shares of common stock initially issued) at an exercise price of $1.17 per share. The warrants were not exercisable until six months after issuance and have a term of five years from the date they are first exercisable. The aggregate purchase price for the shares and the warrants was $1,000,000. Under the securities purchase agreement, we agreed to amend the outstanding Series J Warrants, such that the exercise price of the Series J Warrants was reduced from $2.44 per share to $1.17 per share. In addition, each of the Series J Warrants, (i) is not exercisable until the six month anniversary of the closing under the August 16, 2011 securities purchase agreement, and (ii) the expiration date is extended such that the warrant is exercisable for five years from the delayed initial exercise date.

On September 28, 2011, we entered into a securities purchase agreement with an institutional accredited investor relating to the sale of 500,000 shares of common stock at a price of $0.80 per share, along with the sale of Series M Warrants to purchase up to 325,000 shares of common stock (65% of the number of shares of common stock initially issued) at an exercise price of $0.81 per share. The warrants were not exercisable for six months after issuance and have a term of 5½ years from the date they are first exercisable. The aggregate purchase price for the shares and the warrants was $500,000. Under the securities purchase agreement, we agreed to amend the outstanding Series L Warrants, such that the exercise price of the Series L Warrants was reduced from $1.17 per share to $0.81 per share. In addition, each of the Series L Warrants, (i) was not exercisable for the six month anniversary of the closing under the September 28, 2011 securities purchase agreement, and (ii) the expiration date is extended such that the warrant is exercisable for five years from the delayed initial exercise date.

On December 30, 2011, we entered into a securities purchase agreement with CBD, relating to the sale of 1,666,667 shares of common stock at a price of $0.60 per share. The aggregate purchase price was $1,000,000. As a result of the December 30, 2011 sale, (i) the conversion price of the Series B Preferred was reduced to $0.60 per share of common stock, and (ii) the exercise price per share of the Series K Warrants was reduced to $0.60 per share of common stock.

On March 30, 2012, we entered into an amendment to the outstanding Series K warrants which removed the provision for any future price adjustment to the exercise price. See “Stock Warrants and Warrant Liability” for a discussion on the accounting treatment of these warrants.

On March 30, 2012, pursuant to a supply agreement with Lightway, we issued 1,900,000 share of our common stock to them. The shares were issued at $0.55 per share based on the latest closing sale price on the date of issuance.

On August 14, 2012, we entered into a securities purchase agreement with an institutional accredited investor relating to the sale of 2,000,000 shares of our common stock at a price of $0.25 per share.  The aggregate purchase price was $500,000.

See Note 13 for a discussion of the accounting treatment of the stock warrant transactions discussed above.